Income taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Taxes [Line Items]
Components of Income Before Income Tax Expense
The following table presents the components of Income before income tax expense for the fiscal year ended March 31, 2026:

2026
(in millions of yen)
Domestic	241,757
Foreign	1,443,869

Total Income before income tax expense	1,685,627

Components of Income Tax Expense
The following tables present the components of Income tax expense for the fiscal years ended March 31, 2024, 2025 and 2026; the table for the fiscal years ended March 31, 2024 and 2025 reflects applicable U.S. GAAP requirements prior to the adoption of ASU No.2023-09:

	2024	2025

	(in millions of yen)
Current:
Domestic	36,237	92,815
Foreign	223,529	211,075

Total current tax expense	259,765	303,890

Deferred:
Domestic	170,106	(101,241)
Foreign	(4,750)	(3,116)

Total deferred tax expense (benefit)	165,355	(104,358)

Total income tax expense	425,120	199,532

2026
(in millions of yen)
Current:
Domestic:
National	221,284
Local	32,838
Foreign	170,937

Total current tax expense	425,059

Deferred:
Domestic:
National	(70,405)
Local	(4,044)
Foreign	9,003

Total deferred tax expense (benefit)	(65,445)

Total income tax expense	359,613

Components of Income Taxes Paid
The following table presents the components of Income taxes paid for the fiscal year ended March 31, 2026:

2026
(in millions of yen)
Japan:
National	95,979
Local	8,903
Foreign:
The United States:
Federal	57,759
State and local	15,820
Other jurisdictions	97,982

Total income taxes paid	276,443

Detailed Amounts of Tax Effects of Items Recorded Directly in Equity
The preceding table does not reflect the tax effects of items recorded directly in Equity for the fiscal years ended March 31, 2024, 2025 and 2026. The detailed amounts recorded directly in Equity are as follows:

	2024	2025	2026

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	8,273	(22,487)	(45,991)
Less: reclassification adjustments	5,151	5,586	24,560

Total	13,425	(16,901)	(21,431)

Foreign currency translation adjustments:
Unrealized gains (losses)	—	2,181	(2,181)
Less: reclassification adjustments	—	—	—

Total	—	2,181	(2,181)

Defined benefit plan adjustments:
Unrealized gains (losses)	42,415	(18,658)	81,940
Less: reclassification adjustments	(9,759)	(14,301)	(12,509)

Total	32,655	(32,960)	69,431

Own credit risk adjustments:
Unrealized gains (losses)	(6,590)	6,485	(2,838)
Less: reclassification adjustments	552	197	(32)

Total	(6,038)	6,682	(2,869)

Total tax effect before allocation to noncontrolling interests	40,043	(40,998)	42,949

Reconciliation of the Applicable Statutory Tax Rate to the Effective Tax rate
The following table shows a reconciliation of the applicable statutory tax rate to the effective tax rate for the fiscal years ended March 31, 2024 and 2025, and is based on the applicable U.S. GAAP requirements prior to the adoption of ASU No.2023-09:

	2024	2025
Effective statutory tax rate (2)	30.62%	30.62%
Income not subject to tax	(0.58)	(1.22)
Expenses not deductible for tax purposes	0.08	0.18
Tax rate differentials of subsidiaries	(0.92)	(1.35)
Change in valuation allowance	(2.34)	(0.07)
Change in undistributed earnings of subsidiaries	0.52	1.43
Noncontrolling interest income (loss) of consolidated VIEs.	(5.35)	2.06
Effect of enacted change in tax rates	—	(0.36	) (1)
Foreign tax credit and payments	3.80	(1.80)
Income excluded from taxable income of enterprise tax	(1.04)	(2.14)
Controlled foreign company rules	0.06	0.03
Other	1.34	(1.10)

Effective income tax rate	26.19%	26.28%

Note:
(1)
On March 31, 2025, the National Diet of Japan approved a bill affecting the effective statutory tax rates of MHFG and its domestic subsidiaries. As a result, the effective statutory tax rate will be increased to 31.52% from the previous rate of 30.62% beginning on or after the fiscal year ending March 31, 2027. The increase in the Group’s balance of net deferred tax assets, reflecting such tax rate increases, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 202
5
.

The following table shows a reconciliation of the applicable statutory tax rate to the effective tax rate for the fiscal year ended March 31, 2026.

	2026
	Amount	Percent
	(in millions of yen, expect percentages)
Tax at Japan national statutory tax rate (2)	431,352	25.59%
Local taxes, net of national income tax effect (3)	20,765	1.23
Foreign tax effects:
The United States	(21,702)	(1.29)
Other foreign jurisdictions	12,369	0.73
Effect of cross-border tax laws	2,335	0.14
Nontaxable or nondeductible items:
Noncontrolling interest income from consolidated VIEs	(33,077)	(1.96)
Others	(6,827)	(0.41)
Tax credits	(13,693)	(0.81)
Change in valuation allowance	(580)	(0.03)
Other adjustments	(31,329)	(1.86)

Total income tax expense and effective tax rate	359,613	21.33%

Notes:
(2)
Income taxes applicable to us in Japan are imposed by the national and local governments, and the aggregate of these taxes resulted in a combined normal effective statutory tax rate of 30.62% for each of the fiscal years ended March 31, 2024 and 2025. MHFG used the Japanese statutory corporate income tax rate of 25.59% as the applicable national statutory tax rate in the reconciliation of the statutory tax rate to the effective tax rate for the fiscal year ended March 31, 2026. Foreign subsidiaries are subject to income taxes of the jurisdictions in which they operate, and these taxes are reflected in the effective income tax rate.

(3)	Local taxes in Tokyo made up the majority (greater than 50%) of the tax effect in this category.

Components of Net Deferred Tax Assets
The components of net deferred tax assets at March 31, 2025 and 2026 are as follows:

	2025	2026
	(in millions of yen)
Deferred tax assets:
Derivative financial instruments	224,074	408,829
Allowance for credit losses	288,385	364,516
Lease liabilities	158,220	166,026
Trading securities	115,783	92,607
Foreign tax credit and payments (1)	112,412	87,110
Premises and equipment	45,797	52,928
Available-for-sale securities	1,454	38,313
Net operating loss carryforwards (2)(3)	151,390	134,675
Other	338,067	325,147

	1,435,582	1,670,149
Valuation allowance (1)(2)(3)	(215,626)	(185,857)

Deferred tax assets, net of valuation allowance	1,219,956	1,484,291

Deferred tax liabilities:
Investments	370,063	606,109
Prepaid pension cost and accrued pension liabilities	203,490	212,903
Right-of-use assets	148,989	152,952
Other	188,913	184,537

Deferred tax liabilities	911,454	1,156,502

Net deferred tax assets	308,502	327,790

Notes:
(1)
The amount includes ¥82,572 million and ¥59,644 million related to MHBK’s foreign tax credit carryforwards as of March 31, 2025 and 2026, respectively. The amount is mainly offset by valuation allowance, and if not utilized, the amount will expire during the fiscal year ending March 31, 2027.

(2)
The amount includes ¥11,423 million and ¥1,613
million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2025 and 2026, respectively. The tax effect of the net operating loss carryforwards as of March 31, 2025 is substantially offset by
¥4,408
million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

(3)
The amount includes ¥24,943 million and ¥24,852 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2025 and 2026, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥24,943 million and ¥24,852 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction
The following table and accompanying footnotes provide a breakdown of deferred tax assets and the valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2025 and
2026
:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance
	(in billions of yen)
2025
Japan (1)	54	(35)	20
The United States	5	—	5
The United Kingdom (2)	90	(90)	—
Others	2	—	2

Total	151	(125)	26

2026
Japan (3)	31	(26)	5
The United States	5	(1)	4
The United Kingdom (2)	98	(98)	—
Others	1	—	1

Total	135	(125)	10

Notes:
(1)
¥25 billion of the Japan deferred tax assets of ¥54 billion is related to MHFG, which is fully offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032. ¥12 billion of the Japan deferred tax assets of ¥54 billion is related to MHBK and will mostly expire during the fiscal year ending March 31, 2034.

(2)	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.
(3)
¥25 billion of the Japan deferred tax assets of ¥31 billion is related to MHFG, which is fully offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032. ¥3 billion of the Japan deferred tax assets of ¥31 billion is related to MHBK and will mostly expire during the fiscal year ending March 31, 2034.

Roll-forward Valuation Allowance
The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026
	(in millions of yen)
Balance at beginning of fiscal year	198,800	233,991	215,626
Changes that directly affected Income tax expense	(38,055)	(538)	(5,100)
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	—	—	—
Others	73,246	(17,826)	(24,668)

Total	73,246	(17,826)	(24,668)

Balance at end of fiscal year	233,991	215,626	185,857

The decrease in the fiscal year ended March 31, 2024 of ¥38,055 million in the valuation allowance that directly affected Income tax expense was primarily related to a decrease of the realizability of deferred tax assets of MHFG and its subsidiaries. The increase in the fiscal year ended March 31, 2024 of ¥73,246 million in others was primarily related to an increase in the valuation allowance that is fully recognized against the MHBK’s foreign tax credit carryforwards.
The decrease in the fiscal year ended March 31, 2025 of ¥538 million in the valuation allowance that directly affected Income tax expense was primarily related to a decrease of the realizability of deferred tax assets of MHFG and its subsidiaries. The decrease in the fiscal year ended March 31, 2025 of ¥17,826 million in others was primarily related to a decrease in the valuation allowance that is fully recognized against the MHBK’s foreign tax credit carryforwards.
The decrease in the fiscal year ended March 31, 2026 of ¥5,100 million in the valuation allowance that directly affected Income tax expense was primarily related to a decrease of the realizability of deferred tax assets of MHFG and its subsidiaries. The decrease in the fiscal year ended March 31, 2026 of ¥24,668 million in others was primarily related to a decrease in the valuation allowance that is mainly recognized against the MHBK’s foreign tax credit carryforwards.

Net Operating Losses Carryforwards by Expiration Date
At March 31, 2026, the MHFG Group had net operating loss carryforwards totaling ¥416 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards (1)(3)
(in billions of yen)
Fiscal year ending March 31:
2027	—
2028	—
2029	—
2030	—
2031	—
2032 and thereafter (2)	415

Total	416

Notes:
(1)
Net operating loss carryforwards related to Japanese local taxes at MHFG amounted to
 ¥518
billion (tax-effected
¥25 billion)
as of March 31, 2026 and are not included in the table. The net operating loss carryforwards are fully offset by valuation allowance and will mostly expire during the fiscal year ending
March 31, 2032.

(2)	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.
(3)
Net operating loss carryforwards related to Japanese local taxes at MHBK amounted to
¥80
billion (tax-effected
¥3
billion) as of March 31, 2026 and are not included in the table. The net operating loss carryforwards will mostly expire during the fiscal year ending
March 31, 2034.

Roll-forward of Unrecognized Tax Benefits
The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	7,043	7,639	4,766

Gross amount of increases (decreases) related to positions taken during prior years	205	(1,132)	130
Gross amount of increases related to positions taken during the current year	1,080	585	678
Amount of decreases related to settlements	(1,633)	(2,232)	(522)
Foreign exchange translation	944	(94)	331

Total unrecognized tax benefits at end of fiscal year	7,639	4,766	5,383